RELATED PARTIES (Schedule of aggregate amounts paid to Executive Offices) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Izzy Sheratzky [Member]
Payment to related party for services	$ 2,859	$ 3,202	$ 1,874
Eyal Sheratzky [Member]
Payment to related party for services	2,224	2,337	1,672
Nir Sheratzky [Member]
Payment to related party for services	2,208	2,312	1,478
Gil Sheratzky [Member]
Payment to related party for services	$ 1,039	$ 1,379	$ 1,118